STI CLASSIC FUNDS
Supplement dated June 6, 2007
to the Statement of Additional Information dated August 1, 2006
This supplement reflects a change to the portfolio holdings disclosure policy of the STI Classic Funds (the “Trust”) as described starting on page 92 of the Statement of Additional Information.
Effective June 15, 2007, the Trust’s website will provide complete portfolio holdings for each series of the Trust, except the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, on the 15th day of each month (or on the next business day should the 15th be other than a business day) as of the end of the most recent month. Complete portfolio holdings for the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund will be provided on the 15th day of each calendar quarter (or on the next business day should the 15th be other than a business day) as of the end of the most recent calendar quarter. Information will remain available until updated.
Portfolio holdings for previous month-ends are available for each series of the Trust except the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, for which Portfolio holdings are available for previous calendar quarter-ends. To request this historical information without charge, call 1-888-STI-FUND, or write to the Trust at STI Classic Funds, c/o BISYS Fund Services, Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
SP-SAICF-0607

STI CLASSIC FUNDS
Supplement dated June 6, 2007
to the STI Classic Institutional Money Market Funds
Statement of Additional Information dated August 1, 2006
This supplement reflects a change to the portfolio holdings disclosure policy of the STI Classic Funds (the “Trust”) as described starting on page 44 of the Statement of Additional Information.
Effective June 15, 2007, the Trust’s website will provide complete portfolio holdings for each Classic Institutional Money Market Fund on the 15th day of each month (or on the next business day should the 15th be other than a business day) as of the end of the most recent month. Information will remain available until updated.
Portfolio holdings for previous month-ends are available for each Classic Institutional Money Market Fund. To request this historical information without charge, call 1-888-STI-FUND, or write to the Trust at STI Classic Funds, c/o BISYS Fund Services, Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
SP-MMSAI0607